Loans (Impaired Loans Information) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	¥ 646,132	¥ 615,260
Small balance homogeneous loans of which were collectively evaluated for impairment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	¥ 257,099	¥ 245,809